Loans payable and notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Current Postion	$ 18,480
Long term portion	80,903	99,814
Total loans payable	$ 99,383	$ 99,814